Hartford Small Cap Value Fund Expense Example - Hartford Small Cap Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	939
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,031
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	2,428
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	1,247
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,862
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,529
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,163
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,045
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,169
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,045